Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Liabilities [Abstract]
Long-term borrowings	¥ 8,067,822	¥ 7,775,665
Transferred to SPEs [Member]
Trading assets
Loans	58,000	45,000
Liabilities [Abstract]
Long-term borrowings	¥ 58,000	¥ 45,000